UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06660

Name of Fund:  BlackRock MuniYield Quality Fund, Inc. (MQY)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2015

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.2%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 4.75%, 1/01/25	$3,000	$2,927,670
University of Alabama, RB, Series A (NPFGC), 5.00%, 7/01/34	3,005	3,015,608

		5,943,278
Alaska — 1.5%
Alaska Housing Finance Corp., RB, General Housing, Series B (NPFGC), 5.25%, 12/01/30	600	630,750
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,400	1,555,428
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/32	4,425	5,243,448

		7,429,626
Arizona — 2.4%
City of Phoenix Civic Improvement Corp., RB, Civil Plaza Expansion Project, Sub-Series A, 5.00%, 7/01/37	8,000	8,261,360
Greater Arizona Development Authority, RB, Series B (NPFGC), 5.00%, 8/01/35	1,600	1,654,656
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,525	1,676,234
5.25%, 10/01/28	250	276,348

		11,868,598
Arkansas — 0.3%
Arkansas Development Finance Authority, RB, Arkansas Cancer Research Center Project (AMBAC), 0.00%, 7/01/46 (a)	7,000	1,471,820
California — 19.3%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.45%, 10/01/25	4,150	4,465,192
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC) (a):
0.00%, 8/01/37	3,250	1,047,280
0.00%, 8/01/38	7,405	2,273,261
Municipal Bonds	Par (000)	Value
California (continued)
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	$775	$897,063
Sutter Health, Series B, 5.88%, 8/15/31	1,500	1,791,345
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	2,000	2,165,140
Carlsbad California Unified School District, GO, Election of 2006, Series B, 0.00%, 5/01/34 (b)	5,000	4,308,750
City of San Jose California, Refunding ARB, AMT:
Series A (AMBAC), 5.50%, 3/01/32	5,100	5,563,386
Series A-1, 5.75%, 3/01/34	1,150	1,288,127
Coast Community College District, GO, CAB, Election of 2002, Series C (AGM), 5.00%, 8/01/31	2,800	3,106,320
County of Orange California Sanitation District, COP, Series B (AGM):
5.00%, 2/01/30	3,500	3,829,980
5.00%, 2/01/31	1,200	1,302,060
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/38	3,000	3,324,660
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	900	1,080,945
El Monte Union High School District, GO, Series C (AGM), 5.25%, 6/01/28	6,110	6,864,157
Grossmont Union High School District, GO, CAB, Election of 2004, 0.00%, 8/01/31 (a)	5,000	2,350,400
Grossmont-Cuyamaca Community College District, GO, Refunding CAB, Election of 2002, Series C (AGC), 0.00%, 8/01/30 (a)	10,030	5,182,300
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 0.00%, 8/01/34 (b)	4,125	3,201,907
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	770	851,166

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2014	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 8/01/43 (b)	$1,945	$1,145,041
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B, 0.00%, 8/01/36 (a)	5,000	1,862,300
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C, 0.00%, 8/01/37 (a)	4,005	1,384,649
San Bernardino Community College District, GO, CAB, Election of 2008, Series B, 0.00%, 8/01/34 (b)	10,000	9,103,700
San Diego California Unified School District, GO, CAB, Election of 2008 (a):
Refunding, Series R-1, 0.00%, 7/01/31	1,725	839,885
Series C, 0.00%, 7/01/38	2,200	715,836
Series G, 0.00%, 7/01/34	900	331,182
Series G, 0.00%, 7/01/35	950	328,016
Series G, 0.00%, 7/01/36	1,430	463,320
Series G, 0.00%, 7/01/37	950	289,190
San Jose California Unified School District, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/15 (c)	2,825	2,960,741
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	900	993,753
5.00%, 8/01/38	760	830,726
State of California, GO, 5.50%, 4/01/28	5	5,021
State of California, GO, Refunding, Various Purpose:
5.00%, 2/01/38	2,000	2,179,860
5.00%, 9/01/41	2,300	2,502,676
5.00%, 10/01/41	1,300	1,415,713
State of California, GO, Various Purpose:
5.50%, 3/01/40	2,000	2,282,820
5.00%, 4/01/42	1,500	1,631,145
State of California Public Works Board, LRB, Various Judicial Council Projects, Series A, 5.00%, 3/01/38	955	1,041,886
Ventura County Community College District, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/15 (c)	1,825	1,913,056
Municipal Bonds	Par (000)	Value
California (concluded)
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 0.00%, 8/01/36 (a)	$15,000	$5,432,850

		94,546,805
Colorado — 1.5%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	1,885	2,064,207
Regional Transportation District, COP, Series A, 5.00%, 6/01/39	4,755	5,109,343

		7,173,550
Florida — 10.0%
County of Duval Florida School Board, COP, Master Lease Program (AGM), 5.00%, 7/01/33	4,765	5,177,935
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	1,250	1,463,075
County of Hillsborough Florida Aviation Authority, RB, Series A, AMT (AGC), 5.38%, 10/01/33	2,700	2,997,405
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	1,280	1,480,768
5.38%, 10/01/32	1,700	1,851,385
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B, 6.38%, 7/01/28	3,300	3,855,522
County of Miami-Dade Florida, Refunding RB, Special Obligation, Sub-Series B, 5.00%, 10/01/37	750	812,092
County of Miami-Dade Florida Aviation, Refunding ARB:
AMT, 5.00%, 10/01/34	260	277,719
Miami International Airport, Series A, AMT (AGC), 5.00%, 10/01/40	1,000	1,023,140
Series A, 5.50%, 10/01/36	6,490	7,266,918
Series A, AMT, 5.00%, 10/01/32	3,550	3,795,056
County of Miami-Dade Florida Seaport Department, RB:
Series A, 6.00%, 10/01/38	2,755	3,158,249
Series B, AMT, 6.00%, 10/01/30	870	1,023,564

2	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Miami-Dade Florida Seaport Department, RB (concluded):
Series B, AMT, 6.25%, 10/01/38	$560	$654,455
Series B, AMT, 6.00%, 10/01/42	895	1,022,323
County of Palm Beach Florida Solid Waste Authority, Refunding RB, 5.00%, 10/01/31	2,825	3,195,866
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	375	397,988
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 6/01/27	1,395	1,568,538
5.38%, 10/01/29	1,900	2,167,881
Florida State Department of Environmental Protection, RB, Florida Forever Project, Series B (NPFGC), 5.00%, 7/01/27	1,350	1,496,286
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/33	1,620	1,814,141
South Florida Water Management District, COP:
(AGC), 5.00%, 10/01/22	700	764,085
(AMBAC), 5.00%, 10/01/36	1,500	1,599,195

		48,863,586
Georgia — 0.7%
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	3,150	3,384,486
Illinois — 19.5%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	5,500	6,188,710
Series B-2, AMT (Syncora), 6.00%, 1/01/29	1,930	1,938,280
City of Chicago Illinois, GO, CAB, City Colleges (NPFGC), 0.00%, 1/01/31 (a)	13,000	5,659,810
City of Chicago Illinois, GO, Refunding, Series A, 5.25%, 1/01/33	3,710	3,863,668
City of Chicago Illinois, GO, Series A, 5.25%, 1/01/35	1,250	1,280,700
Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, AMT:
General Senior Lien, Series C, 5.38%, 1/01/39	$4,090	$4,379,695
Passenger Facility Charge, Series B, 5.00%, 1/01/31	7,500	7,917,825
City of Chicago Illinois, Refunding RB, Series A:
Sales Tax Receipts, 5.00%, 1/01/41	1,140	1,184,300
Waterworks, 2nd Lien (AMBAC), 5.00%, 11/01/36	1,500	1,546,875
City of Chicago Illinois Board of Education, GO, Series A, 5.50%, 12/01/39	1,625	1,683,321
City of Chicago Illinois Midway International Airport, Refunding RB, 2nd Lien, Series A, AMT, 5.00%, 1/01/34	1,460	1,540,723
City of Chicago Illinois Park District, GO, Harbor Facilities Revenue, Series C, 5.25%, 1/01/40	750	797,768
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	710	765,203
Sales Tax Receipts, 5.25%, 12/01/36	840	913,912
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	380	408,082
County of Cook Illinois Forest Preserve District, GO, Series C, 5.00%, 12/15/37	440	470,976
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	850	949,850
Illinois HDA, RB, Liberty Arms Senior Apartments, M/F Housing, Series D, AMT (AMBAC), 4.88%, 7/01/47	2,725	2,727,916
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	26,525	27,722,338
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC), 0.00%, 6/15/30 (a)	15,000	7,436,250

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2014	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, Series B:
CAB (AGM), 0.00%, 6/15/44 (a)	$4,625	$1,012,597
4.25%, 6/15/42	4,560	4,484,258
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	900	1,047,528
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 6/01/33	3,200	3,964,832
State of Illinois, GO:
5.25%, 2/01/33	1,140	1,188,484
5.50%, 7/01/33	1,100	1,175,020
5.25%, 2/01/34	1,140	1,187,606
5.50%, 7/01/38	590	624,916
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/39	1,245	1,349,132

		95,410,575
Indiana — 1.8%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,400	1,553,104
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/40	1,190	1,232,816
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	690	713,032
Indiana Municipal Power Agency, RB, Series A (NPFGC), 5.00%, 1/01/37	1,150	1,231,547
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/38	1,300	1,454,232
(AGC), 5.25%, 1/01/29	2,350	2,606,667

		8,791,398
Iowa — 3.2%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 8/15/37	7,700	8,751,127
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT: 5.60%, 12/01/26	1,845	1,973,800
Municipal Bonds	Par (000)	Value
Iowa (concluded)
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT (concluded):
5.70%, 12/01/27	$1,845	$1,970,294
5.80%, 12/01/29	1,250	1,328,000
5.85%, 12/01/30	1,680	1,781,438

		15,804,659
Louisiana — 0.8%
City of New Orleans, Refunding RB, 5.00%, 12/01/34	420	453,029
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, East Baton Rouge Sewerage Commission Projects, Sub-Lien, Series A, 5.00%, 2/01/43	1,410	1,534,066
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,800	2,031,714

		4,018,809
Massachusetts — 5.0%
Massachusetts HFA, RB, S/F Housing, Series 124, AMT, 5.00%, 12/01/31	800	808,064
Massachusetts HFA, Refunding RB, Series C, AMT:
5.00%, 12/01/30	3,000	3,093,090
5.35%, 12/01/42	1,525	1,567,136
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Series A:
Senior, 5.00%, 5/15/43	1,720	1,917,800
(AGM), 5.00%, 8/15/15 (c)	13,800	14,493,036
(AGM), 5.00%, 8/15/15 (c)	270	283,559
(AGM), 5.00%, 8/15/30	95	99,172
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	1,800	1,974,132

		24,235,989
Michigan — 6.1%
City of Detroit Michigan Sewage Disposal System, Refunding RB, 2nd Lien, Series E (BHAC), 5.75%, 7/01/31	8,300	8,714,917

4	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
City of Detroit Michigan Water Supply System, Refunding RB, 2nd Lien, Series D (NPFGC), 5.00%, 7/01/33	$1,000	$991,500
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	2,500	2,902,950
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (c)	3,510	4,527,163
State of Michigan, RB, GAB (AGM), 5.25%, 9/15/26	3,350	3,774,210
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	1,200	1,328,448
Series I-A, 5.38%, 10/15/41	1,000	1,104,370
Series II-A (AGM), 5.25%, 10/15/36	4,270	4,687,862
State of Michigan HDA, RB, S/F Housing, Series C, AMT, 5.50%, 12/01/28	1,160	1,224,392
Western Michigan University, Refunding RB, General (AGM), 5.00%, 11/15/39	520	562,500

		29,818,312
Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	2,700	3,176,982
Nebraska — 0.2%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	1,000	1,070,600
Nevada — 0.6%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,150	1,335,575
Municipal Bonds	Par (000)	Value
Nevada (concluded)
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A, 5.25%, 7/01/42	$1,500	$1,616,175

		2,951,750
New Jersey — 7.7%
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/31	12,375	12,506,546
The Goethals Bridge Replacement Project, 5.38%, 1/01/43	1,220	1,294,237
The Goethals Bridge Replacement Project, AMT, 5.13%, 1/01/34	935	1,001,058
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	800	905,280
5.75%, 12/01/27	375	422,801
5.75%, 12/01/28	400	449,492
5.88%, 12/01/33	1,980	2,190,633
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	1,555	1,566,709
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series A, 0.00%, 12/15/29 (a)	10,000	4,940,500
Series A (NPFGC), 5.75%, 6/15/25	2,000	2,425,060
Series AA, 5.25%, 6/15/33	2,000	2,219,780
Series AA, 5.50%, 6/15/39	3,565	3,941,286
Series B, 5.00%, 6/15/42	3,500	3,676,120

		37,539,502
New York — 2.7%
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	5,520	6,290,978
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	1,000	1,137,630
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	2,000	2,318,560

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2014	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
State of New York HFA, RB, Affordable M/F Housing, Series B, AMT, 5.30%, 11/01/37	$3,350	$3,438,105

		13,185,273
Ohio — 0.7%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	725	867,419
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	950	1,064,342
5.25%, 2/15/33	1,325	1,481,376

		3,413,137
Pennsylvania — 2.1%
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	860	945,931
Series C, 5.50%, 12/01/33	760	872,921
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	775	900,883
Subordinate, Special Motor License Fund, 5.50%, 12/01/41	6,700	7,363,099

		10,082,834
South Carolina — 4.7%
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 7/01/38	1,500	1,640,220
5.50%, 7/01/41	2,725	2,986,110
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	320	367,584
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/40	2,500	2,774,125
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	9,985	11,055,192
Series E, 5.50%, 12/01/53	985	1,088,001
Municipal Bonds	Par (000)	Value
South Carolina (concluded)
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	$2,850	$3,104,790

		23,016,022
Tennessee — 0.5%
Memphis Center City Revenue Finance Corp., RB, Pyramid & Pinch District, Series B (AGM), 5.25%, 11/01/30	2,330	2,633,552
Texas — 13.1%
Bell County Health Facility Development Corp., RB, Lutheran General Health Care System, 6.50%, 7/01/19 (d)	1,000	1,183,540
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	2,850	3,346,071
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	760	836,737
Comal Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/01/36	2,500	2,636,575
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (a)	2,870	1,015,320
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	1,100	1,234,398
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series D, AMT:
5.00%, 11/01/38	9,450	9,875,628
5.00%, 11/01/42	1,500	1,563,765
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	1,325	1,502,325
Lone Star College System, GO, 5.00%, 8/15/33	4,800	5,379,648
Mansfield Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/15/33	2,300	2,530,368
New Hope Cultural Education Facilities Corp., HRB, Collegiate Housing College Station, Texas A&M University Project, Series A (AGM), 5.00%, 4/01/46	170	180,557

6	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
North Texas Tollway Authority, Refunding RB, 1st Tier System, Series A:
6.00%, 1/01/28	$3,380	$3,959,670
(NPFGC), 5.75%, 1/01/40	12,300	13,746,603
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, CAB (a):
0.00%, 9/15/35	3,180	1,180,480
0.00%, 9/15/36	6,015	2,103,626
0.00%, 9/15/37	4,305	1,419,143
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/31	1,600	1,696,448
5.00%, 12/15/32	1,500	1,575,255
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	6,500	6,892,535

		63,858,692
Utah — 1.1%
Salt Lake City Corp., Refunding RB, IHC Hospitals, Inc. (NPFGC), 6.30%, 2/15/15 (d)	5,060	5,216,101
Vermont — 0.0%
Vermont HFA, Refunding RB, Multiple Purpose, S/F Housing, Series C, AMT (AGM), 5.50%, 11/01/38	30	30,524
Washington — 1.8%
Central Puget Sound Regional Transit Authority, RB, Series A, 5.00%, 11/01/36	2,000	2,197,760
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	4,000	4,227,520
Providence Health & Services, Series A, 5.00%, 10/01/39	1,525	1,607,091
Providence Health & Services, Series A, 5.25%, 10/01/39	850	911,361

		8,943,732
Wisconsin — 0.4%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,850	1,995,798
		Value
Total Municipal Bonds — 109.6%		$535,875,990

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)
Arizona — 0.6%
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	$2,750	3,022,057
California — 4.9%
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	7,000	7,647,640
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	5,170	5,728,929
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	6,120	6,765,109
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	2,639	3,151,212
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	509	585,742

		23,878,632
Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (f)	1,220	1,389,135
District of Columbia — 1.1%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (f)	1,320	1,551,480
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	3,400	3,795,216

		5,346,696
Florida — 14.6%
City of Tallahassee Florida, RB, Energy System (NPFGC):
5.00%, 10/01/32 (f)	2,700	2,950,749
5.00%, 10/01/37	6,000	6,519,300
County of Highlands Florida Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/16	5,990	6,426,012

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2014	7

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Florida (concluded)
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	$2,390	$2,592,935
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/39	12,729	13,862,657
County of Orange Florida School Board, COP, Series A:
(NPFGC), 5.00%, 8/01/31	5,000	5,304,800
(AGC), 5.50%, 8/01/34	3,544	3,922,935
(NPFGC), 5.00%, 8/01/30	2,000	2,128,800
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	6,300	7,604,100
Jacksonville Electric Authority Florida, RB, Sub-Series A, 5.63%, 10/01/32	4,310	4,841,617
Miami-Dade County School Board, COP, Refunding, 5.25%, 5/01/27	11,350	12,728,230
State of Florida Board of Education, GO, Series D, 5.00%, 6/01/37 (f)	2,399	2,645,580

		71,527,715
Illinois — 6.5%
City of Chicago Illinois, RB, Motor Fuel Tax Project, Series A (AGC), 5.00%, 1/01/38	4,000	4,151,760
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	14,427	15,304,166
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	360	379,370
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34 (f)	6,198	6,856,047
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series B, 5.50%, 1/01/33	2,000	2,217,093
Series A, 5.00%, 1/01/38	2,878	3,129,079

		32,037,515
Michigan — 2.0%
Michigan Finance Authority, RB, Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	9,100	9,714,705
Nevada — 1.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39 (f)	5,007	5,798,604
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Nevada (concluded)
County of Clark Nevada Water Reclamation District, GO, Limited Tax, Series B, 5.75%, 7/01/34	$2,429	$2,851,335

		8,649,939
New Jersey — 0.6%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (f)	2,581	2,806,500
New York — 8.7%
City of New York New York Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	3,509	4,015,611
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	7,641	8,301,261
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2014, Series DD, 5.00%, 6/15/35	2,280	2,583,673
County of Erie New York Industrial Development Agency, RB, City of Buffalo School District Project, Series A (AGM), 5.75%, 5/01/28	2,007	2,235,605
New York State Thruway Authority, Refunding RB, General, Series G (AGM), 5.00%, 1/01/32	10,000	10,377,200
Port Authority of New York & New Jersey, RB, 169th Series, AMT, 5.00%, 10/15/34	10,830	11,870,655
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,540	1,785,291
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (f)	1,500	1,693,860

		42,863,156
North Carolina — 0.4%
North Carolina HFA, RB, S/F Housing, Series 31-A, AMT, 5.25%, 7/01/38	1,859	1,900,756
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	780	872,063

8	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
South Carolina — 1.1%
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (f)	$4,695	$5,292,955
Texas — 4.0%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	5,900	6,405,571
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	879	950,671
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse (PSF-GTD), 5.00%, 2/15/32	4,750	5,200,632
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37 (f)	4,501	4,712,799
North East Texas ISD, GO, School Building, Series A (PSF-GTD), 5.00%, 8/01/37 (f)	2,000	2,193,480

		19,463,153
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	450	499,478
Washington — 0.5%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	2,504	2,757,200
Wisconsin — 0.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group: Series A, 5.00%, 4/01/42	640	688,333
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Wisconsin (concluded)
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group. (concluded): Series C, 5.25%, 4/01/39	$2,000	$2,132,520

		2,820,853
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 48.0%		234,842,508
Total Long-Term Investments (Cost — $711,622,146) — 157.6%		770,718,498

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (g)(h)	8,781,979	8,781,979
Total Short-Term Securities (Cost — $8,781,979) — 1.8%		8,781,979
Total Investments (Cost — $720,404,125*) — 159.4%		779,500,477
Other Assets Less Liabilities — 0.7%		3,515,408
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (24.0%)		(117,331,288)
VRDP Shares, at Liquidation Value — (36.1%)		(176,600,000)

Net Assets Applicable to Common Shares — 100.0%		$489,084,597

* As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$604,418,928

Gross unrealized appreciation		$60,395,097
Gross unrealized depreciation		(2,612,268)

Net unrealized appreciation		$57,782,829

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(c)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Security is collateralized by municipal or U.S. Treasury obligations.

(e)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2014	9

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

(f)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from February 1, 2016 to December 1, 2029 is $21,224,932.

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2014	Net Activity	Shares Held at July 31, 2014	Income
FFI Institutional Tax-Exempt Fund	5,091,221	3,690,758	8,781,979	$585

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GAB	Grant Anticipation Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
ISD	Independent School District
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

•	Financial futures contracts outstanding as of July 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(299)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	$37,258,203	$31,525

10	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$770,718,498	—	$770,718,498
Short-Term Securities	$8,781,979	—	—	8,781,979

Total	$8,781,979	$770,718,498	—	$779,500,477

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$31,525	—	—	$31,525

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2014	11

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund, Inc. (MQY)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$20,805	—	—	$20,805
Cash pledged for financial futures contracts	409,000	—	—	409,000
Liabilities:
TOB trust certificates	—	$(117,298,720)	—	(117,298,720)
VRDP Shares	—	(176,600,000)	—	(176,600,000)

Total	$429,805	$(293,898,720)	—	$(293,468,915)

There were no transfers between levels during the period ended July 31, 2014.

12	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund, Inc.

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund, Inc.

Date: September 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund, Inc.

Date: September 25, 2014